Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 11, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 11, 2013
Prospectus Date	rr_ProspectusDate	Sep 11, 2013
TDAM 1- to 5-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 1- to 5-Year Corporate Bond Portfolio | TDAM 1- to 5-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDFPX
TDAM 5- to 10-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 5- to 10-Year Corporate Bond Portfolio | TDAM 5- to 10-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDFSX

TDAM 1- to 5-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 1- to 5-Year Corporate Bond Portfolio

TDAM 1- to 5-Year Corporate Bond Portfolio

Investment Objective

The TDAM 1- to 5-Year Corporate Bond Portfolio (the “1- to 5-Year Portfolio” or the “Portfolio”) seeks to provide current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM 1- to 5-Year Corporate Bond Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TDAM 1- to 5-Year Corporate Bond Portfolio
Management Fee		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	3.22%
Acquired Fund Fees and Expenses		0.02%
Total Annual Portfolio Operating Expenses		3.24%
Fee Waivers and/or Expense Reimbursements	[2]	(3.22%)
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	0.02%
[1]	'Other Expenses' are based on estimated expenses payable by the Portfolio for the current fiscal year.
[2]	TDAM USA Inc., the Portfolio's investment manager ('TDAM' or the 'Investment Manager'), has contractually agreed to waive all fees and pay or reimburse all fees and expenses of the Portfolio indefinitely, except acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.
[3]	You should be aware that the Portfolio is an investment option for clients participating in certain 'wrap fee' or other separately managed account programs. Wrap fee program participants pay a 'wrap fee' to the program sponsor, which in certain cases may be an affiliate of TDAM, which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap fee or other program brochure provided to you by your program sponsor. The brochure is required to include information about the fees charged to you under the program and the fees paid by the sponsor to TDAM and other investment advisers for providing strategies under the program pursuant to which client accounts may be managed. Clients that select certain strategies which are managed by TDAM will have a portion of their account assets invested in the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
TDAM 1- to 5-Year Corporate Bond Portfolio	2	6

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds with a term to maturity of between 1 and 5 years. For purposes of such policy, “bonds” includes bonds, debentures, notes and zero coupon obligations.

The Portfolio currently anticipates that it will only purchase bonds that are, at the time of investment, rated investment grade (BBB- or above by Standard & Poor's Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”) or Baa3 or above by Moody's Investors Service, Inc. (“Moody's”)) or their unrated equivalents. The Portfolio may invest up to 30% of its total assets in the bonds of foreign issuers, provided that such bonds are issued in the U.S. and are denominated in U.S. dollars (“yankee bonds”).

The Portfolio may also invest in Treasury bills and debt securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, obligations issued or guaranteed by international or supranational entities, municipal securities (including, but not limited to, Build America Bonds), mortgage-backed and asset-backed securities and term deposits. A supranational entity is an international organization or agency which transcends national boundaries and is formed and/or supported by multiple governmental or quasi-governmental organizations. The Portfolio may also invest in exchange-traded funds (“ETFs”) that provide exposure to investment grade bonds.

The Portfolio may also invest in derivatives, such as credit default swaps and interest rate futures. The Portfolio may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. The Portfolio may use interest rate futures to increase returns or hedge against changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions.

The Portfolio may invest in repurchase agreements and other money market securities, which may serve as collateral for the Portfolio's derivatives investments and/or earn income for the Portfolio.

The Portfolio's portfolio is constructed using a “bottom-up” strategy under which TDAM USA Inc., the Portfolio's investment manager (the “Investment Manager” or “TDAM”), uses credit and yield curve analysis to identify securities that TDAM believes will add value and enhance long-term performance, and at the same time manage risk. The Investment Manager will allocate the Portfolio's assets across different market sectors and maturities, based on its view of the relative value of each sector or maturity. The Portfolio may sell securities for a variety of reasons, such as to adjust its portfolio's average maturity, duration, or credit quality or t shift assets into and out of different market sectors.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. An investment in the Portfolio is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Portfolio may be subject to the following principal risks:

Bond Market Risk - The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Portfolio's portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Credit Risk - Fixed income investments, such as bonds, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely principal or interest payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer's or guarantor's financial condition and on the terms of the fixed income instrument. Changes in an issuer's or guarantor's credit rating or the market's perception of an issuer's or guarantor's creditworthiness also may affect the value of fixed income securities.

Interest Rate Risk - Interest rate risk is the risk that the Portfolio's fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline.

Liquidity Risk - This is the risk that certain securities that the Portfolio holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to reinvest the proceeds in lower yielding securities.

Yankee Bonds Risk - Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Municipal Securities Risk - Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Mortgage-Backed Securities Risk - The value of the Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. See also “Credit Risk”.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Portfolio's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

ETF Risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Derivatives Risk - Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Portfolio intends to invest and the principal risks associated with each of them:

Futures - The risks associated with the Portfolio's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times.

Swaps - Swap agreements involve the risk that the party with whom the Portfolio has entered into the swap will default on its obligation to pay the Portfolio and the risk that the Portfolio will not be able to meet its obligations to pay the other party to the agreement.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Portfolio will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Portfolio could experience a loss.

Zero Coupon Bonds Risk - Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Strategy Risk - If the Investment Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

Performance

Performance information for the Portfolio is not presented as the Portfolio has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TDAM 1- to 5-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 1- to 5-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

TDAM 1- to 5-Year Corporate Bond Portfolio

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TDAM 1- to 5-Year Corporate Bond Portfolio (the “1- to 5-Year Portfolio” or the “Portfolio”) seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	���Other Expenses��� are based on estimated expenses payable by the Portfolio for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds with a term to maturity of between 1 and 5 years. For purposes of such policy, “bonds” includes bonds, debentures, notes and zero coupon obligations.

The Portfolio currently anticipates that it will only purchase bonds that are, at the time of investment, rated investment grade (BBB- or above by Standard & Poor's Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”) or Baa3 or above by Moody's Investors Service, Inc. (“Moody's”)) or their unrated equivalents. The Portfolio may invest up to 30% of its total assets in the bonds of foreign issuers, provided that such bonds are issued in the U.S. and are denominated in U.S. dollars (“yankee bonds”).

The Portfolio may also invest in Treasury bills and debt securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, obligations issued or guaranteed by international or supranational entities, municipal securities (including, but not limited to, Build America Bonds), mortgage-backed and asset-backed securities and term deposits. A supranational entity is an international organization or agency which transcends national boundaries and is formed and/or supported by multiple governmental or quasi-governmental organizations. The Portfolio may also invest in exchange-traded funds (“ETFs”) that provide exposure to investment grade bonds.

The Portfolio may also invest in derivatives, such as credit default swaps and interest rate futures. The Portfolio may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. The Portfolio may use interest rate futures to increase returns or hedge against changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions.

The Portfolio may invest in repurchase agreements and other money market securities, which may serve as collateral for the Portfolio's derivatives investments and/or earn income for the Portfolio.

The Portfolio's portfolio is constructed using a “bottom-up” strategy under which TDAM USA Inc., the Portfolio's investment manager (the “Investment Manager” or “TDAM”), uses credit and yield curve analysis to identify securities that TDAM believes will add value and enhance long-term performance, and at the same time manage risk. The Investment Manager will allocate the Portfolio's assets across different market sectors and maturities, based on its view of the relative value of each sector or maturity. The Portfolio may sell securities for a variety of reasons, such as to adjust its portfolio's average maturity, duration, or credit quality or t shift assets into and out of different market sectors.

Risk [Heading]	rr_RiskHeading

Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, you could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. An investment in the Portfolio is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Portfolio may be subject to the following principal risks:

Bond Market Risk - The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Portfolio's portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Credit Risk - Fixed income investments, such as bonds, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely principal or interest payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer's or guarantor's financial condition and on the terms of the fixed income instrument. Changes in an issuer's or guarantor's credit rating or the market's perception of an issuer's or guarantor's creditworthiness also may affect the value of fixed income securities.

Interest Rate Risk - Interest rate risk is the risk that the Portfolio's fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline.

Liquidity Risk - This is the risk that certain securities that the Portfolio holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to reinvest the proceeds in lower yielding securities.

Yankee Bonds Risk - Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Municipal Securities Risk - Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Mortgage-Backed Securities Risk - The value of the Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. See also “Credit Risk”.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Portfolio's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

ETF Risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Derivatives Risk - Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Portfolio intends to invest and the principal risks associated with each of them:

Futures - The risks associated with the Portfolio's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times.

Swaps - Swap agreements involve the risk that the party with whom the Portfolio has entered into the swap will default on its obligation to pay the Portfolio and the risk that the Portfolio will not be able to meet its obligations to pay the other party to the agreement.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Portfolio will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Portfolio could experience a loss.

Zero Coupon Bonds Risk - Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Strategy Risk - If the Investment Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Portfolio is not presented as the Portfolio has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Portfolio is not presented as the Portfolio has not commenced operations as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
TDAM 1- to 5-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 1- to 5-Year Corporate Bond Portfolio | TDAM 1- to 5-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.24%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.22%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.02%	[3]
1 Year	rr_ExpenseExampleYear01	2
3 Years	rr_ExpenseExampleYear03	6

[1]	'Other Expenses' are based on estimated expenses payable by the Portfolio for the current fiscal year.
[2]	TDAM USA Inc., the Portfolio's investment manager ('TDAM' or the 'Investment Manager'), has contractually agreed to waive all fees and pay or reimburse all fees and expenses of the Portfolio indefinitely, except acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.
[3]	You should be aware that the Portfolio is an investment option for clients participating in certain 'wrap fee' or other separately managed account programs. Wrap fee program participants pay a 'wrap fee' to the program sponsor, which in certain cases may be an affiliate of TDAM, which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap fee or other program brochure provided to you by your program sponsor. The brochure is required to include information about the fees charged to you under the program and the fees paid by the sponsor to TDAM and other investment advisers for providing strategies under the program pursuant to which client accounts may be managed. Clients that select certain strategies which are managed by TDAM will have a portion of their account assets invested in the Portfolio.

TDAM 5- to 10-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 5- to 10-Year Corporate Bond Portfolio

TDAM 5- to 10-Year Corporate Bond Portfolio

Investment Objective

The TDAM 5- to 10-Year Corporate Bond Portfolio (the “5- to 10-Year Portfolio” or the “Portfolio”) seeks to provide high current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM 5- to 10-Year Corporate Bond Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TDAM 5- to 10-Year Corporate Bond Portfolio
Management Fee		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	3.22%
Acquired Fund Fees and Expenses		0.02%
Total Annual Portfolio Operating Expenses		3.24%
Fee Waivers and/or Expense Reimbursements	[2]	(3.22%)
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	0.02%
[1]	'Other Expenses' are based on estimated expenses payable by the Portfolio for the current fiscal year.
[2]	TDAM USA Inc., the Portfolio's investment manager ('TDAM' or the 'Investment Manager'), has contractually agreed to waive all fees and pay or reimburse all fees and expenses of the Portfolio indefinitely, except acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.
[3]	You should be aware that the Portfolio is an investment option for clients participating in certain 'wrap fee' or other separately managed account programs. Wrap fee program participants pay a 'wrap fee' to the program sponsor, which in certain cases may be an affiliate of TDAM, which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap fee or other program brochure provided to you by your program sponsor. The brochure is required to include information about the fees charged to you under the program and the fees paid by the sponsor to TDAM and other investment advisers for providing strategies under the program pursuant to which client accounts may be managed. Clients that select certain strategies which are managed by TDAM will have a portion of their account assets invested in the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolios operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
TDAM 5- to 10-Year Corporate Bond Portfolio	2	6

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds with a term to maturity of between 5 and 10 years. For purposes of such policy, “bonds” includes bonds, debentures, notes and zero coupon obligations.

The Portfolio currently anticipates that it will only purchase bonds that are, at the time of investment, rated investment grade (BBB- or above by Standard & Poor's Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”) or Baa3 or above by Moody's Investors Service, Inc. (“Moody's”)) or their unrated equivalents. The Portfolio may invest up to 30% of its total assets in the bonds of foreign issuers, provided that such bonds are issued in the U.S. and are denominated in U.S. dollars (“yankee bonds”).

The Portfolio may also invest in Treasury bills and debt securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, obligations issued or guaranteed by international or supranational entities, municipal securities (including, but not limited to, Build America Bonds), mortgage-backed and asset-backed securities and term deposits. A supranational entity is an international organization or agency which transcends national boundaries and is formed and/or supported by multiple governmental or quasi-governmental organizations. The Portfolio may also invest in exchange-traded funds (“ETFs”) that provide exposure to investment grade bonds.

The Portfolio may also invest in derivatives, such as credit default swaps and interest rate futures. The Portfolio may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. The Portfolio may use interest rate futures to increase returns or hedge against changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions.

The Portfolio may invest in repurchase agreements and other money market securities, which may serve as collateral for the Portfolio's derivatives investments and/or earn income for the Portfolio.

The Portfolio's portfolio is constructed using a “bottom-up” strategy under which TDAM USA Inc., the Portfolio's investment manager (the “Investment Manager” or “TDAM”), uses credit and yield curve analysis to identify securities that TDAM believes will add value and enhance long-term performance, and at the same time manage risk. The Investment Manager will allocate the Portfolio's assets across different market sectors and maturities, based on its view of the relative value of each sector or maturity. The Portfolio may sell securities for a variety of reasons, such as to adjust its portfolio's average maturity, duration, or credit quality or to shift assets into and out of different market sectors.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. An investment in the Portfolio is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Portfolio may be subject to the following principal risks:

Bond Market Risk - The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Portfolio's portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Credit Risk - Fixed income investments, such as bonds, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely principal or interest payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer's or guarantor's financial condition and on the terms of the fixed income instrument. Changes in an issuer's or guarantor's credit rating or the market's perception of an issuer's or guarantor's creditworthiness also may affect the value of fixed income securities.

Interest Rate Risk - Interest rate risk is the risk that the Portfolio's fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline.

Liquidity Risk - This is the risk that certain securities that the Portfolio holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to reinvest the proceeds in lower yielding securities.

Yankee Bonds Risk - Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Municipal Securities Risk - Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Mortgage-Backed Securities Risk - The value of the Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. See also “Credit Risk”.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Portfolio's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

ETF Risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Derivatives Risk - Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Portfolio intends to invest and the principal risks associated with each of them:

Futures - The risks associated with the Portfolio's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Portfolio has insufficient cash to meet margin requirements, the Portfolios may need to sell other investments, including at disadvantageous times.

Swaps - Swap agreements involve the risk that the party with whom the Portfolio has entered into the swap will default on its obligation to pay the Portfolio and the risk that the Portfolio will not be able to meet its obligations to pay the other party to the agreement.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Portfolio will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Portfolio could experience a loss.

Zero Coupon Bonds Risk - Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Strategy Risk - If the Investment Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

Performance

Performance information for the Portfolio is not presented as the Portfolio has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TDAM 5- to 10-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 5- to 10-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

TDAM 5- to 10-Year Corporate Bond Portfolio

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TDAM 5- to 10-Year Corporate Bond Portfolio (the “5- to 10-Year Portfolio” or the “Portfolio”) seeks to provide high current income.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	���Other Expenses��� are based on estimated expenses payable by the Portfolio for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolios operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds with a term to maturity of between 5 and 10 years. For purposes of such policy, “bonds” includes bonds, debentures, notes and zero coupon obligations.

The Portfolio currently anticipates that it will only purchase bonds that are, at the time of investment, rated investment grade (BBB- or above by Standard & Poor's Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”) or Baa3 or above by Moody's Investors Service, Inc. (“Moody's”)) or their unrated equivalents. The Portfolio may invest up to 30% of its total assets in the bonds of foreign issuers, provided that such bonds are issued in the U.S. and are denominated in U.S. dollars (“yankee bonds”).

The Portfolio may also invest in Treasury bills and debt securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, obligations issued or guaranteed by international or supranational entities, municipal securities (including, but not limited to, Build America Bonds), mortgage-backed and asset-backed securities and term deposits. A supranational entity is an international organization or agency which transcends national boundaries and is formed and/or supported by multiple governmental or quasi-governmental organizations. The Portfolio may also invest in exchange-traded funds (“ETFs”) that provide exposure to investment grade bonds.

The Portfolio may also invest in derivatives, such as credit default swaps and interest rate futures. The Portfolio may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. The Portfolio may use interest rate futures to increase returns or hedge against changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions.

The Portfolio may invest in repurchase agreements and other money market securities, which may serve as collateral for the Portfolio's derivatives investments and/or earn income for the Portfolio.

The Portfolio's portfolio is constructed using a “bottom-up” strategy under which TDAM USA Inc., the Portfolio's investment manager (the “Investment Manager” or “TDAM”), uses credit and yield curve analysis to identify securities that TDAM believes will add value and enhance long-term performance, and at the same time manage risk. The Investment Manager will allocate the Portfolio's assets across different market sectors and maturities, based on its view of the relative value of each sector or maturity. The Portfolio may sell securities for a variety of reasons, such as to adjust its portfolio's average maturity, duration, or credit quality or to shift assets into and out of different market sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, you could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. An investment in the Portfolio is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Portfolio may be subject to the following principal risks:

Bond Market Risk - The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Portfolio's portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Credit Risk - Fixed income investments, such as bonds, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely principal or interest payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer's or guarantor's financial condition and on the terms of the fixed income instrument. Changes in an issuer's or guarantor's credit rating or the market's perception of an issuer's or guarantor's creditworthiness also may affect the value of fixed income securities.

Interest Rate Risk - Interest rate risk is the risk that the Portfolio's fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline.

Liquidity Risk - This is the risk that certain securities that the Portfolio holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to reinvest the proceeds in lower yielding securities.

Yankee Bonds Risk - Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Municipal Securities Risk - Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Mortgage-Backed Securities Risk - The value of the Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. See also “Credit Risk”.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Portfolio's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

ETF Risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Derivatives Risk - Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Portfolio intends to invest and the principal risks associated with each of them:

Futures - The risks associated with the Portfolio's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Portfolio has insufficient cash to meet margin requirements, the Portfolios may need to sell other investments, including at disadvantageous times.

Swaps - Swap agreements involve the risk that the party with whom the Portfolio has entered into the swap will default on its obligation to pay the Portfolio and the risk that the Portfolio will not be able to meet its obligations to pay the other party to the agreement.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Portfolio will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Portfolio could experience a loss.

Zero Coupon Bonds Risk - Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Strategy Risk - If the Investment Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Portfolio is not presented as the Portfolio has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Portfolio is not presented as the Portfolio has not commenced operations as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
TDAM 5- to 10-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 5- to 10-Year Corporate Bond Portfolio | TDAM 5- to 10-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.24%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.22%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.02%	[3]
1 Year	rr_ExpenseExampleYear01	2
3 Years	rr_ExpenseExampleYear03	6

[1]	'Other Expenses' are based on estimated expenses payable by the Portfolio for the current fiscal year.
[2]	TDAM USA Inc., the Portfolio's investment manager ('TDAM' or the 'Investment Manager'), has contractually agreed to waive all fees and pay or reimburse all fees and expenses of the Portfolio indefinitely, except acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.
[3]	You should be aware that the Portfolio is an investment option for clients participating in certain 'wrap fee' or other separately managed account programs. Wrap fee program participants pay a 'wrap fee' to the program sponsor, which in certain cases may be an affiliate of TDAM, which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap fee or other program brochure provided to you by your program sponsor. The brochure is required to include information about the fees charged to you under the program and the fees paid by the sponsor to TDAM and other investment advisers for providing strategies under the program pursuant to which client accounts may be managed. Clients that select certain strategies which are managed by TDAM will have a portion of their account assets invested in the Portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Document Creation Date	dei_DocumentCreationDate	Sep 11, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 11, 2013
Prospectus Date	rr_ProspectusDate	Sep 11, 2013